Employee benefits	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Employee benefits	Employee benefits

	2020	2019	2018

Wages and salaries	483,600	348,731	242,147
Social security costs	138,960	117,604	70,988
Profit sharing and annual bonuses	89,973	45,596	47,262
Share-based payments	120,777	64,509	60,843
	833,310	576,440	421,240
The Group provides a standard benefit package to all employees, consisting primarily of health care plans, group life insurance, meal and food vouchers and transportation vouchers. The commission paid to salespeople are included in Wages and salaries.